Financial Instruments (Details 1) - USD ($)	Feb. 29, 2020	Nov. 30, 2019
Total accounts receivable	$ 264,237	$ 177,202
Less allowance for doubtful accounts	0	0
Total accounts receivable, net	264,237	177,202
Not past due	264,237	177,202
Total accounts receivable, gross	264,237	177,202
Past due for more than 31 days but no more than 90 days
Past due	0	0
Past due for more than 120 days
Past due	$ 0	$ 0